12. Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Stock repurchased, value						$ 88,000
Payment for repurchase of shares			$ 0	$ 32,000	$ 32,000	88,000
Stock issued for services, value	$ 99,600
Loss on settlement of liabilities	(10,000)	$ (208,322)	$ (10,000)	$ (208,322)	(210,422)	$ 0	$ 0
Warrants [Member]
Warrant value					$ 1,300,126
Weighted average remaining term			1 year 9 months 14 days		1 year 11 months 12 days
Warrant intrinsic value	1,725,000		$ 1,725,000		$ 845,000
Options [Member]
Weighted average remaining term			7 years 10 months 17 days		8 years 6 months 18 days
Option intrinsic value	$ 3,063,167		$ 3,063,167		$ 3,138,833
Globe [Member]
Stock repurchased, shares					351,941
Payment for repurchase of shares					$ 120,000
Shamar Tobias [Member] | Options [Member]
Options granted					2,000,000
Fair value of options granted					$ 297,715
Daniel DiEdwardo [Member] | Options [Member]
Options granted					5,250,000
Fair value of options granted					$ 577,500
Scott Black [Member] | Options [Member]
Options granted					7,500,000
Fair value of options granted					$ 825,000
CMA [Member] | Options [Member]
Options granted					3,000,000
Fair value of options granted					$ 744,501
Globe Photo Asset Purchase Agreement [Member]
Stock repurchased, shares					94,118
Stock repurchased, value					$ 32,000
Consulting Agreement [Member]
Stock issued for services, shares					1,000,000
Stock issued for services, value					$ 25,000
Settlement of payable [Member]
Stock issued for settlement of consulting fees, shares					210,000
Stock issued for settlement of consulting fees, value					$ 23,100
Settlement of accrued liabilities [Member] | Options [Member]
Options granted					2,183,333
Fair value of options granted					$ 327,488
Loss on settlement of liabilities					$ (208,322)